Average Annual Total Returns{- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - AMCIZ PRO-15 - Fidelity Advisor® Stock Selector Mid Cap Fund	Fidelity Advisor Stock Selector Mid Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Stock Selector Mid Cap Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Stock Selector Mid Cap Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Stock Selector Mid Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Stock Selector Mid Cap Fund-Class Z Return Before Taxes Inception Date	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	6.31%	10.67%	10.07%	5.58%	9.00%	9.16%	3.96%	8.05%	8.07%	8.57%	10.93%	10.08%	10.87%	11.13%	9.88%	13.06%	12.26%	10.99%	13.22%		12.37%	[1]	Feb. 01, 2017	13.66%	12.35%	11.51%

[1]	(a)Since inception February 1, 2017.